Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2023
FEGK6-NPRT3-1023
1.9883992.106
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Entertainment - 0.3%
Sea Ltd. ADR (a)	13,700	515,531
Interactive Media & Services - 1.9%
Pinterest, Inc. Class A (a)	57,700	1,586,173
Zoominfo Technologies, Inc. (a)	63,700	1,147,874
		2,734,047
Media - 2.1%
The Trade Desk, Inc. (a)	37,400	2,993,122
TOTAL COMMUNICATION SERVICES		6,242,700
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 0.1%
Atmus Filtration Technologies, Inc. (b)	7,100	163,655
Distributors - 1.0%
Genuine Parts Co.	1,000	153,730
Pool Corp.	3,420	1,250,352
		1,404,082
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	4,300	632,788
Hotels, Restaurants & Leisure - 3.5%
Cava Group, Inc. (b)	300	13,323
Chipotle Mexican Grill, Inc. (a)	470	905,521
Choice Hotels International, Inc. (b)	3,790	480,951
Churchill Downs, Inc.	8,594	1,076,656
Domino's Pizza, Inc.	2,655	1,028,547
Dutch Bros, Inc. (a)(b)	5,200	153,972
Wyndham Hotels & Resorts, Inc.	3,300	248,787
Yum! Brands, Inc.	8,700	1,125,606
		5,033,363
Household Durables - 2.7%
D.R. Horton, Inc.	6,900	821,238
Lennar Corp. Class A	2,700	321,543
NVR, Inc. (a)	100	637,733
PulteGroup, Inc.	18,700	1,534,522
TopBuild Corp. (a)	2,100	609,168
		3,924,204
Specialty Retail - 4.2%
AutoZone, Inc. (a)	700	1,771,931
Dick's Sporting Goods, Inc.	600	69,804
Murphy U.S.A., Inc.	3,600	1,143,504
O'Reilly Automotive, Inc. (a)	2,800	2,631,160
Tractor Supply Co.	2,500	546,250
		6,162,649
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	11,600	1,129,144
Deckers Outdoor Corp. (a)	304	160,843
		1,289,987
TOTAL CONSUMER DISCRETIONARY		18,610,728
CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	10,378	686,297
Celsius Holdings, Inc. (a)	1,100	215,644
		901,941
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	15,300	1,031,067
Dollar General Corp.	2,402	332,677
		1,363,744
Food Products - 2.0%
Bunge Ltd.	7,241	827,791
Darling Ingredients, Inc. (a)	10,864	670,961
Lamb Weston Holdings, Inc.	13,900	1,353,999
		2,852,751
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	800	128,424
TOTAL CONSUMER STAPLES		5,246,860
ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	16,200	2,643,840
Hess Corp.	11,400	1,761,300
Occidental Petroleum Corp.	7,900	496,041
Valero Energy Corp.	3,000	389,700
		5,290,881
FINANCIALS - 9.5%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	7,900	2,666,882
LPL Financial	3,500	807,065
MarketAxess Holdings, Inc.	2,800	674,604
Moody's Corp.	705	237,444
MSCI, Inc.	6,336	3,444,376
T. Rowe Price Group, Inc.	3,420	383,827
Tradeweb Markets, Inc. Class A	1,769	152,895
		8,367,093
Financial Services - 2.5%
Adyen BV (a)(c)	8	6,680
Apollo Global Management, Inc.	41,100	3,589,674
		3,596,354
Insurance - 1.2%
Arthur J. Gallagher & Co.	6,538	1,506,878
Globe Life, Inc.	3,000	334,710
		1,841,588
TOTAL FINANCIALS		13,805,035
HEALTH CARE - 18.7%
Health Care Equipment & Supplies - 7.7%
DexCom, Inc. (a)	27,700	2,797,146
Edwards Lifesciences Corp. (a)	3,670	280,645
Haemonetics Corp. (a)	6,176	554,172
IDEXX Laboratories, Inc. (a)	2,200	1,125,102
Intuitive Surgical, Inc. (a)	815	254,834
Masimo Corp. (a)	4,600	525,688
Penumbra, Inc. (a)	7,100	1,877,950
ResMed, Inc.	14,000	2,234,260
Shockwave Medical, Inc. (a)	6,600	1,454,574
		11,104,371
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	39,500	3,449,535
Centene Corp. (a)	16,800	1,035,720
McKesson Corp.	600	247,392
Molina Healthcare, Inc. (a)	8,000	2,480,960
		7,213,607
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	4,426	923,706
Life Sciences Tools & Services - 5.4%
Charles River Laboratories International, Inc. (a)	7,100	1,468,422
Mettler-Toledo International, Inc. (a)	3,200	3,883,136
West Pharmaceutical Services, Inc.	6,000	2,441,400
		7,792,958
TOTAL HEALTH CARE		27,034,642
INDUSTRIALS - 25.0%
Aerospace & Defense - 1.9%
Howmet Aerospace, Inc.	15,900	786,573
TransDigm Group, Inc.	2,100	1,898,085
		2,684,658
Building Products - 3.1%
Builders FirstSource, Inc. (a)	4,900	710,696
Carrier Global Corp.	33,300	1,913,085
Trane Technologies PLC	9,000	1,847,340
		4,471,121
Commercial Services & Supplies - 4.5%
Cintas Corp.	5,300	2,672,101
Copart, Inc.	71,006	3,183,199
GFL Environmental, Inc.	15,489	501,844
Tetra Tech, Inc.	1,408	221,549
		6,578,693
Construction & Engineering - 1.9%
EMCOR Group, Inc.	3,300	740,025
Quanta Services, Inc.	9,700	2,035,739
		2,775,764
Electrical Equipment - 2.4%
AMETEK, Inc.	8,550	1,363,811
Atkore, Inc. (a)	8,046	1,238,843
Vertiv Holdings Co.	21,200	835,068
		3,437,722
Ground Transportation - 2.8%
Lyft, Inc. (a)	13,000	153,140
Old Dominion Freight Lines, Inc.	9,200	3,931,804
		4,084,944
Machinery - 4.2%
Cummins, Inc.	3,000	690,120
IDEX Corp.	3,520	796,928
Otis Worldwide Corp.	9,555	817,430
PACCAR, Inc.	10,500	864,045
Parker Hannifin Corp.	4,200	1,750,980
Toro Co.	11,821	1,209,525
		6,129,028
Professional Services - 1.8%
Booz Allen Hamilton Holding Corp. Class A (b)	3,970	449,841
Paychex, Inc.	9,000	1,100,070
Paycom Software, Inc.	3,500	1,031,940
		2,581,851
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	4,800	3,427,872
TOTAL INDUSTRIALS		36,171,653
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. Class A	24,700	2,182,986
Keysight Technologies, Inc. (a)	6,600	879,780
		3,062,766
IT Services - 4.1%
EPAM Systems, Inc. (a)	4,800	1,243,152
Gartner, Inc. (a)	3,700	1,293,816
MongoDB, Inc. Class A (a)	4,400	1,677,720
Okta, Inc. (a)	10,700	893,557
Twilio, Inc. Class A (a)	13,400	853,714
		5,961,959
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom, Inc.	450	415,301
Enphase Energy, Inc. (a)	5,100	645,303
KLA Corp.	900	451,683
Lam Research Corp.	503	353,307
Lattice Semiconductor Corp. (a)	19,300	1,877,118
Monolithic Power Systems, Inc.	3,700	1,928,477
NXP Semiconductors NV	2,414	496,608
ON Semiconductor Corp. (a)	42,500	4,184,549
		10,352,346
Software - 5.6%
Atlassian Corp. PLC (a)	1,509	307,927
Autodesk, Inc. (a)	1,911	424,127
Cadence Design Systems, Inc. (a)	5,100	1,226,244
Dynatrace, Inc. (a)	22,900	1,103,780
Fortinet, Inc. (a)	17,600	1,059,696
HubSpot, Inc. (a)	1,812	990,294
Intuit, Inc.	800	433,448
Roper Technologies, Inc.	816	407,233
Synopsys, Inc. (a)	2,700	1,239,003
Zoom Video Communications, Inc. Class A (a)	13,500	958,905
		8,150,657
TOTAL INFORMATION TECHNOLOGY		27,527,728
MATERIALS - 1.2%
Metals & Mining - 1.2%
Steel Dynamics, Inc.	16,900	1,801,371
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
VICI Properties, Inc.	15,705	484,342
TOTAL COMMON STOCKS (Cost $95,668,094)		142,215,940

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	2,928,982	2,929,568
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	1,258,124	1,258,250
TOTAL MONEY MARKET FUNDS (Cost $4,187,818)		4,187,818

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $99,855,912)	146,403,758
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,489,479)
NET ASSETS - 100.0%	144,914,279

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,680 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,816,993	38,621,872	38,509,297	103,098	-	-	2,929,568	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	1,108,800	16,602,498	16,453,048	7,346	-	-	1,258,250	0.0%
Total	3,925,793	55,224,370	54,962,345	110,444	-	-	4,187,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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